Commitments and Contingencies - Additional Information (Details)				3 Months Ended		6 Months Ended
	May 24, 2018 USD ($)	May 24, 2018 GBP (£)	Apr. 06, 2018 USD ($) ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 GBP (£)	May 24, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
Litigation contingency reserves liability				$ 0		$ 0				$ 0
Operating lease payments commencement date						Feb. 01, 2017
Operating lease terminate period						2020-06
Rent expense associated with lease				134,000	$ 35,000	$ 190,000	$ 96,000
Credit Arrangement
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity per month | £								£ 300,000
Outstanding credit arrangement				$ 0		$ 0				$ 0
Nightstar, Inc. (“NSI”)
Commitments And Contingencies [Line Items]
Rentable square feet | ft²			12,000
Sublease commencement date			Apr. 26, 2018
Sublease expiration date			Mar. 31, 2021
Annual rent			$ 209,000
Operating lease of annual increase in percentage			6.00%
Upfront security deposit			$ 58,000
NightstaRx Limited
Commitments And Contingencies [Line Items]
Sublease expiration date	Oct. 30, 2020	Oct. 30, 2020
Annual rent	$ 261,000	£ 198,000
Upfront security deposit	$ 157,000								£ 119,000
Lease agreement effective date	Jun. 08, 2018	Jun. 08, 2018
One-time concession payment from landlord	$ 99,000								£ 75,000